UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06142

Exact name of registrant as specified in charter:	Aberdeen Japan Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—99.1%(a)
COMMON STOCKS—99.1%
JAPAN—99.1%
115,100	AEON Financial Service Co. Ltd.	Consumer Finance— 1.7%	$2,060,594
13,500	Aisin Seiki Co. Ltd.	Auto Components— 0.5%	617,549
407,000	Amada Holdings Co. Ltd.	Machinery— 4.0%	4,783,746
29,900	Asahi Intecc Co. Ltd.	Health Care Equipment and Supplies— 1.0%	1,216,835
68,200	Asics Corp.	Textiles, Apparel & Luxury Goods— 1.1%	1,328,519
229,000	Astellas Pharma, Inc.	Pharmaceuticals— 2.6%	3,073,586
54,900	Calbee, Inc.	Food Products— 1.5%	1,787,154
40,300	Canon, Inc.	Technology Hardware, Storage & Peripherals— 1.0%	1,192,331
98,900	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals— 2.4%	2,906,534
342,200	Concordia Financial Group Ltd.	Banks— 1.5%	1,804,907
241,000	Daibiru Corp.	Real Estate Management & Development— 1.8%	2,186,008
33,400	Daikin Industries Ltd.	Building Products— 2.8%	3,315,366
19,400	Daito Trust Construction Co. Ltd.	Real Estate Management & Development— 2.3%	2,712,104
35,200	Denso Corp.	Auto Components— 1.3%	1,524,319
45,500	East Japan Railway Co.	Road & Rail— 3.5%	4,120,349
24,600	FANUC Corp.	Machinery— 4.1%	4,829,635
92,200	Honda Motor Co. Ltd.	Automobiles— 2.3%	2,743,770
147,300	Japan Exchange Group, Inc.	Capital Markets— 1.8%	2,189,405
172,000	Japan Tobacco, Inc.	Tobacco— 4.7%	5,547,953
132,400	Kansai Paint Co. Ltd.	Chemicals— 2.2%	2,571,990
181,200	KDDI Corp.	Wireless Telecommunication Services— 4.1%	4,868,550
14,800	Keyence Corp.	Electronic Equipment Instruments & Components— 4.8%	5,747,832
37,300	Makita Corp.	Machinery— 2.2%	2,590,737
52,700	Mandom Corp.	Personal Products— 2.1%	2,487,468
97,000	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development— 1.6%	1,846,291
189,300	Nabtesco Corp.	Machinery— 4.2%	4,937,116
75,000	Nippon Paint Holdings Co. Ltd.	Chemicals— 1.8%	2,187,717
111,300	Pigeon Corp.	Household Products— 2.5%	3,023,643
110,700	Resorttrust, Inc.	Hotels, Restaurants & Leisure— 1.7%	2,039,520
46,900	San-A Co. Ltd.	Food & Staples Retailing— 1.8%	2,174,977
48,700	SCSK Corp.	Information Technology Services— 1.5%	1,828,086
134,500	Seven & i Holdings Co. Ltd.	Food & Staples Retailing— 4.5%	5,370,363
13,000	Shimano, Inc.	Leisure Products— 1.7%	2,049,940
80,500	Shin-Etsu Chemical Co. Ltd.	Chemicals— 5.8%	6,944,781
145,400	Suruga Bank Ltd.	Banks— 2.8%	3,312,498

See Notes to Portfolio of Investments.

Aberdeen Japan Equity Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
57,300	Sysmex Corp.	Health Care Equipment and Supplies— 2.9%	$3,442,581
67,600	Toyota Motor Corp.	Automobiles— 3.3%	3,931,133
77,900	Unicharm Corp.	Household Products— 1.5%	1,754,469
111,500	USS Co. Ltd.	Specialty Retail— 1.6%	1,956,968
739,300	Yahoo Japan Corp.	Internet Software & Services— 2.6%	3,102,713
			118,110,037
	Total Common Stocks		118,110,037
	Total Long-Term Investments—99.1% (cost $101,148,362)		118,110,037
SHORT-TERM INVESTMENT—0.4%

Description	Shares	Value (US$)
UNITED STATES—0.4%
State Street Institutional U.S. Government Money Market Fund(b)	530,033	530,033
	Total Short-Term Investment—0.4% (cost $530,033)	530,033
	Total Investments—99.5% (cost $101,678,395) (c)	118,640,070
	Other Assets in Excess of Liabilities—0.5%	559,059
	Net Assets—100.0%	$119,199,129

(a)                       All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                       Registered investment company advised by State Street Global Advisors.

(c)                        See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2017

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective to maintain a $1.00 per share net asset value (“NAV”), and which objective is not guaranteed. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2017

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments	$—	$118,110,037	$—	$118,110,037
Short-Term Investment	530,033	—	—	530,033
Total	$530,033	$118,110,037	$—	$118,640,070

Amounts listed as “-” are $0 or round to $0.

The Fund held no Level 3 securities at January 31, 2017.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2. For the period ended January 31, 2017, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

c. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$101,678,395	$20,874,956	$(3,913,281)	$16,961,675

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Japan Equity Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Japan Equity Fund, Inc.

Date: March 31, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Japan Equity Fund, Inc.

Date: March 31, 2017